Revenue from contracts with customers - Schedule of revenue through different channels (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from natural gas	$ 54,301	$ 33,575	$ 71,524
Export Sales [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from natural gas	$ 169